GOODWILL AND INTANGIBLE ASSETS - Goodwill by Reporting Units (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill:
Impairments			$ 31	$ 0	$ 0
Goodwill			22,349	23,592	25,009	$ 25,673
Global Consumer Banking
Goodwill:
Impairments			0
Goodwill			12,732	13,217	13,985
Institutional Clients Group
Goodwill:
Impairments			0
Goodwill			9,545	10,156	10,868
Citi Holdings
Goodwill:
Impairments			31
Goodwill			$ 72	$ 219	$ 156
Operating Segments | Global Consumer Banking | Reporting units | North America Global Consumer Banking
Goodwill:
Fair value as a percent of allocated book value			182.00%
Goodwill			$ 6,751
Operating Segments | Global Consumer Banking | Reporting units | Asia Global Consumer Banking
Goodwill:
Fair value as a percent of allocated book value			237.00%
Goodwill			$ 4,775
Operating Segments | Global Consumer Banking | Reporting units | Latin America Global Consumer Banking
Goodwill:
Fair value as a percent of allocated book value			154.00%
Goodwill			$ 1,206
Operating Segments | Institutional Clients Group | Reporting units | Banking
Goodwill:
Fair value as a percent of allocated book value			237.00%
Goodwill			$ 3,083
Operating Segments | Institutional Clients Group | Reporting units | Markets and Securities Services
Goodwill:
Fair value as a percent of allocated book value			145.00%
Goodwill			$ 6,462
Operating Segments | Citi Holdings | Reporting units | Citi Holdings—Consumer Finance South Korea
Goodwill:
Impairments		$ 16
Operating Segments | Citi Holdings | Reporting units | Citi Holdings—Consumer Latin America
Goodwill:
Impairments	$ 15
Goodwill, reclassified to other assets held-for-sale	$ 55
Fair value as a percent of allocated book value			0.00%
Goodwill			$ 72